Average Annual Total Returns		12 Months Ended	60 Months Ended	81 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Colterpoint Net Lease Real Estate TR Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Colterpoint Net Lease Real Estate TR Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		6.60%	3.43%	4.44%
S&P 500® TR Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® TR Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%	14.42%	15.58%
Dow Jones U.S. Real Estate Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Dow Jones U.S. Real Estate Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		3.78%	4.90%	4.35%
Colterpoint Net Lease Real Estate ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		5.94%	2.80%	3.77%
Performance Inception Date	Mar. 21, 2019
Colterpoint Net Lease Real Estate ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		4.63%	1.55%	2.49%
Colterpoint Net Lease Real Estate ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		3.81%	1.79%	2.48%